Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Finance costs.
Interest expenses - third party loans	$ 74,382	$ 45,773	$ 189,060	$ 124,630
Unwinding of discount on decommissioning liability	2,556	1,529	5,223	3,553
Interest and finance charges paid/payable for lease liabilities	11,070	8,997	32,882	23,367
Net foreign exchange loss arising from financing - unrealized	81,964		43,302
Net foreign exchange loss arising from financing - realized	56,966	13,735	120,655	49,609
Net foreign exchange loss on derivative instruments-unrealized		1,317	2,111	7,517
Net foreign exchange loss on derivative instruments - realized		2,320
Fair value loss on embedded options	620		162,950	2,203
Fees on loans and financial derivatives	3,722	3,046	13,967	7,190
Finance costs	$ 231,280	$ 76,717	$ 570,150	$ 218,069